Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Income Tax Examination [Line Items]
Income tax provision	$ 6,607	$ (155)	$ 6,481	$ 2,114	$ 636
Pre-tax income	$ 26,311	$ 14,564	$ 50,283	$ 58,951	$ 40,035
Effective income tax rate	25.10%	(1.10%)	12.90%	3.60%	1.60%
Tax rate			21.00%
Current tax benefit			$ (1,632)	$ (1,765)	$ (1,324)
Joint Venture [Member]
Income Tax Examination [Line Items]
Ownership percentage	45.00%		45.00%
Domestic Tax Authority
Income Tax Examination [Line Items]
Current tax benefit			$ 6,901
Net operating loss carryforwards			0	6,901
State and Local Jurisdiction
Income Tax Examination [Line Items]
Net operating loss carryforwards			5,382	4,961
Net operating loss carryforwards, subject to expiration			2,018	$ 1,950
Net operating loss valuation allowance			$ 256